Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP 003
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
MSC INDUSTRIAL DIRECT 401(k) PLAN
SCHEDULE H, LINE 4a:  SCHEDULE OF DELINQUENT PARTICIPANT CONTRIBUTIONS
EIN 11-3289165 AND PLAN #003
FOR THE YEAR ENDED DECEMBER 31, 2025

Participant Transactions Transferred Late to Plan	Total that Constitutes Nonexempt Prohibited Transactions
Check Here if Late Participant Loan Repayments are Included	Contributions Not Corrected		Contributions Corrected Outside VFCP		Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP And PTE 2022-51
☑	$2,565	*	$1,457,076	**	$—	$—

* Late contributions have been deposited to the Plan and related earnings are in the process of being corrected. The Company will file Form 5330 with the IRS and pay the required excise tax on the transactions.

** The Company will file Form 5330 with the IRS and pay the required excise tax on the transactions.